Components of Cash and Cash Equivalents - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Cash and Cash Equivalents Consist of:
Cash	$ 549,678	$ 97,372	$ 385,912	$ 711,277
Guaranteed Investment Certificates	10,055	330,110	1,750,000	2,011,500
Cash and cash equivalents	$ 559,733	$ 427,482	$ 2,135,912	$ 2,722,777